Lord Abbett

                                   Tax-Free
                               Income Trust



                                        o Florida Series o Pennsylvania Series
                                        o Michigan Series o Georgia Series



                                                              1997 ANNUAL REPORT




                     [PHOTO: book and reading glasses]

                                                    A fund to help you keep more
                                                    of your investment income.


                                   [Logo](R)

Report to Shareholders
For the Fiscal Year Ended October 31, 1997


Photo:  Robert S. Dow


/s/ Robert S. Dow
-----------------------
Robert S. Dow
Chairman

November 17, 1997


"...we did not sacrifice
much in the way of yield by
continuing to focus on high-
quality bonds."

Lord Abbett Tax-Free Income Trust completed its fiscal year on October 31, 1997 with aggregate net assets of $305.4 million. The net assets of each Series were as follows:

           Florida Series:                $144.7 million
           Pennsylvania Series:           $94.2 million
           Michigan Series:               $52.6 million
           Georgia Series:                $13.9 million

Over the past year, your Series increased holdings in more defensive securities (such as prerefunded and shorter term bonds), which tend to be more stable during periods of market volatility. Portfolios in the Trust held approximately 35% of these bonds at the close of the fiscal year. As yields came down over the past twelve months, many issuers "prerefunded" their bonds, leading to an increased overall supply of municipal issues in September. Issuers prerefund their bonds when rates decline by issuing newer, lower yielding debt and using the proceeds to pay off the first bond at its first call date. (The call date is the date upon which an issuer may redeem a bond.)

Overall, credit quality (which evaluates an issuer's ability to repay debt) has improved as many municipalities cut deficits and have improved the performance of their operations. Due to the relatively small difference in yield between lower rated and higher rated bonds, we did not sacrifice much in the way of yield by continuing to focus on high-quality bonds. We believe the relatively small difference in interest rates between, for example, AAA-rated and A-rated bonds may increase as the economy slows. Should this occur, it would offer us the opportunity to purchase more AA- and A-rated bonds at relatively attractive prices.

We are encouraged by the continued issuance of essential service revenue bonds, which finance, among other things, airport, transportation and water and sewer projects. In the coming months, we will continue to focus on bonds with an emphasis on call protection (assurance by the issuer that a bond will not be redeemed before a specific date), especially during periods of decreased supply in municipal bonds.

Our outlook through the end of 1997 and into 1998 is for the economy to grow at a rate averaging less than 2 1/2%, with inflation averaging about 3% or less. Should the economy show signs of rapid growth or if inflation picks up, we believe the Federal Reserve Board would move to raise short-term interest rates again, in the hopes of maintaining a moderate economic environment.

Thank you for your continued confidence in Lord Abbett Tax-Free Income Trust. We look forward to helping you attain your financial goals in the years ahead.

Fund Facts


On October 31, 1997, the portfolios in Lord Abbett Tax-Free Income Trust were invested in a wide variety of high-quality issues.

Lord Abbett's Focus on Quality

All tax-free
portfolios managed
by Lord Abbett
emphasize:

o High quality

o Total return
  potential

o Call protection

   [The following table was depicted as a pie graph in the printed material.]

                                   Florida  Pennsylvania  Michigan  Georgia
                                   Series   Series        Series    Series
                                   -------  ------------  --------  -------
AAA                                 82.3%     67.1%        69.6%     76.5%

AA                                  10.0      12.6         17.0      13.5

A                                    7.7      14.0          9.1       9.7

BBB                                                                   0.4

BBB(1)                                         6.3          4.3


Lord Abbett's Tax-Free Record and SEC-Required Information

                                                    Florida    Pennsylvania   Michigan       Georgia
                                                   Series(2)      Series       Series        Series
---------------------------------------------------------------------------------------------------------
Date of Inception                                   9/25/91       2/3/92       12/1/92      12/27/94
Distribution Rate(3) at Net Asset Value
  (as of 10/31/97)                                    5.05%        5.37%         5.22%         5.20%
---------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(4)
at Net Asset Value (as of 10/31/97):
  1 Year                                              7.12%        8.37%         8.24%         9.27%
  3 Years                                             8.40%        9.62%         9.64%           --
Life of Series                                        6.70%        7.48%         7.35%        10.21%
30-Day SEC Yield (as of 10/31/97)                     4.24%        4.65%         4.48%         4.63%
---------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the
Maximum Offering Price (as of 9/30/97):
  1 Year                                              2.40%         3.60%        3.80%         4.60%
  5 Years                                             5.11%         5.93%          --            --
Life of Series                                        5.86%         6.54%        6.29%         8.35%


The results quoted above represent past performance for Class A shares which is no indication of future results. The investment return and principal value of a Series investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The respective
SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%.

(1) Includes holdings which are not rated by an independent ratings service but are, in Lord Abbett's opinion, of comparable quality.

(2) Data shown represents Class A share performance. For Florida Series Class C share performance, please see the Series' Financial Highlights table on page 10. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor llc at 800-874-3733 and ask for the Trust's current prospectus.

(3) The Series' distribution rates differ from SEC yields because the SEC yields take into account the amortization of premiums at market, whereas the Series' distribution rates amortize premiums at cost.

(4) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the alternative minimum tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and local taxes (if any) may be applicable to that portion of interest income derived from taxable sources.

Important Information

As of 10/31/97, no Series of the Trust had more than 10% of its net assets invested in residual interest bonds ("RIBs"), although each portfolio may invest up to 20% of its net assets in such securities. ARIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 12/31/97, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.


                                Statement of Net Assets
                                FLORIDA SERIES October 31, 1997

                                                                                                Rating*: S&P Principal
                                Investments                                                       or Moody's   Amount   Market Value
====================================================================================================================================
Prerefunded 26.51%              Alachua Co FL Health Facs Auth Rev/Santa Fe Health Care
                                7.60% 11/15/2013                                                         AAA  $1,500M   $ 1,674,375
                                Broward Co FL Wtr & Sewer Util Rev FGIC+ 6 1/2% 10/1/2017                AAA   3,250M     3,550,625
                                Charlotte Co FL Util Rev FGIC+ 6 3/4% 10/1/2013                          AAA   1,100M     1,259,500
                                Dade Co FL Seaport Bd AMBAC+ 6 1/4% 10/1/2021                            AAA     750M       812,813
                                Dade Co FL Seaport Bd AMBAC+ 6 1/2% 10/1/2026                            AAA   6,350M     6,945,313
                                Dunedin FL Hosp Rev MBIA+ 6 3/4% 11/15/2021                              AAA   1,000M     1,112,500
                                Florida St Bd of Ed Cap Outlay Ser A 7 1/4% 6/1/2023                     AAA   1,160M     1,268,750
                                Florida St Jacksonville Trans-Sr Lien 6.40% 7/1/2022                     AAA   2,425M     2,658,406
                                Manatee Co FL Util Rev MBIA+ 6 3/4% 10/1/2013                            AAA   1,000M     1,110,000
                                Melbourne FL Wtr & Sewer Rev Ser B FGIC+ 6.40% 10/1/2022                 AAA   1,700M     1,836,000
                                Miami FL Health Facs Rev Mercy Hosp Prjt AMBAC+ 6 3/4% 8/1/2020          AAA     870M       961,350
                                Miami FL Sports & Exhibit FGIC+ 7.20% 10/1/2020                          AAA   1,690M     1,839,988
                                Orange Co FL Tourist Dev AMBAC+ 6% 10/1/2016                             AAA     490M       515,113
                                Orlando & Orange Co FL Expwy Auth Rev FGIC+ 6 1/2% 7/1/2020              AAA     395M       426,600
                                Orlando FL Util Comm Wtr Sub-Ser A 6 1/2% 10/1/2020                      AAA   1,000M     1,101,250
                                Puerto Rico Commonwealth 7 5/8% 7/1/2010                                 AAA   1,100M     1,219,625
                                Puerto Rico Commonwealth Hwy Auth Rev Ser Q 7 3/4% 7/1/2016              AAA     325M       361,156
                                Puerto Rico Commonwealth Hwy Auth Rev Ser S 6 1/2% 7/1/2022              AAA   2,350M     2,611,438
                                Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                          AAA   4,850M     5,413,813
                                Stuart FL Util Rev FGIC+ 6.80% 10/1/2024                                 AAA   1,500M     1,689,375
                                Total                                                                                    38,367,990
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 11.81% Florida St 5% 7/1/2027                                                    AA   3,000M     2,861,250
                                Florida St Bd Ed Cap Outlay Ser A 5 1/4% 6/1/2022                         AA   2,750M     2,715,625
                                Florida St Bd Ed Cap Outlay Ser E 4 3/4% 6/1/2022                         AA   1,000M       918,750
                                Florida St Dept of Trans 5% 7/1/2027                                      AA   4,000M     3,815,000
                                Florida St Dept of Trans Ser B 5% 7/1/2022                                AA   2,000M     1,920,000
                                Puerto Rico Commonwealth RIBS MBIA+ 7.684% 7/1/2008++                    AAA   1,100M     1,230,625
                                Puerto Rico Commonwealth MBIA+ 5 3/8% 7/1/2021                           AAA   2,650M     2,656,625
                                Puerto Rico Commonwealth 5 3/8% 7/1/2025                                   A   1,000M       988,750
                                Total                                                                                    17,106,625
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local .89%   Dade Co FL AMBAC+ 7.70% 10/1/2013                                        AAA   1,000M     1,296,250
------------------------------------------------------------------------------------------------------------------------============
Education .93%                  Florida St Bd Reg Univ Sys MBIA+ 5 5/8% 7/1/2019                         AAA   1,300M     1,339,000
------------------------------------------------------------------------------------------------------------------------============
Finance 3.73%                   Puerto Rico Muni Fin Agy Ser A 6 1/2% 7/1/2019                             A   4,915M     5,406,500
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 22.86%      Altamonte Springs FL Health Fac Auth Hosp Rev/Adventist Health Ser A
                                AMBAC+ 7% 11/15/2014                                                     AAA   2,485M     2,680,693
                                Charlotte Co FL Health Care Facs Rev RIBS FSA+ 7.974% 8/26/2027++        AAA   7,500M     8,296,875
                                Lee Co FL Hosp Bd Hosp Rev Ser A MBIA+ 5 3/4% 4/1/2022                   AAA   3,300M     3,407,250

                                Statement of Net Assets
                                FLORIDA SERIES October 31, 1997

                                                                                                Rating*: S&P Principal
                                Investments                                                       or Moody's   Amount   Market Value
====================================================================================================================================
                                Miami FL Facs Auth Health Facs Rev AMBAC+ 5 1/4% 8/15/2015               AAA  $4,400M   $ 4,416,500
                                Palm Beach Co FL Health Facs Auth Rev Hosp/Good Samaritan
                                MBIA+ 6.30% 10/1/2022                                                    AAA   7,935M     8,629,312
                                Tampa FL Health Rev/Allegheny Health Sys/St Joseph
                                MBIA+ 6.70% 12/1/2018                                                    AAA   5,000M     5,656,250
                                Total                                                                                    33,086,880
------------------------------------------------------------------------------------------------------------------------============
Housing 1.74%                   Dade Co FL Hsg Fin Auth Sing Fam Mtge Rev GNMA+ AMT+++
                                6.70% 4/1/2028                                                           AAA   1,000M     1,071,250
                                Dade Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser E FNMA+ 7% 3/1/2024        AAA      40M        42,400
                                Orange Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser A GNMA+ AMT+++
                                5.90% 9/1/2019                                                           AAA     450M       466,875
                                Palm Beach Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser A
                                GNMA+ AMT+++ 6.55% 4/1/2027                                              AAA     870M       930,900
                                Total                                                                                     2,511,425
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 3.87%  Hillsborough Co FL Ind Dev Auth Rev Tampa Elec Prjt 8% 5/1/2022           Aa   2,000M     2,337,500
                                Puerto Rico Tel Auth Rev RIBS MBIA+ 6.67% 1/25/2007++                    AAA   3,000M     3,266,250
                                Total                                                                                     5,603,750
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 7.48%             Brevard Co FL Sales Tax Rev MBIA+ 7% 12/1/2018                           AAA   1,000M     1,116,250
                                Broward Co FL Professional Sports Facs Tax Rev Ser A
                                MBIA+ 5 3/4% 9/1/2021                                                    AAA   2,000M     2,070,000
                                Broward Co FL Professional Sports Facs Tax Rev Ser A
                                MBIA+ 5 5/8% 9/1/2028                                                    AAA     200M       203,750
                                Cooper City FL Sales Tax Rev 7 1/4% 10/1/2011                              A   1,000M     1,098,750
                                Jacksonville FL Sales Tax Rev River City Renaissance Prjt
                                FGIC+ 5 3/8% 10/1/2018                                                   AAA   2,685M     2,701,781
                                Orange Co Tourist Rev AMBAC+ 6% 10/1/2016                                AAA     710M       736,625
                                Puerto Rico Pub Bldg Auth Rev Gtd Ser B AMBAC+ 5% 7/1/2027               AAA   2,500M     2,403,125
                                Tampa FL Sports Auth Rev Gtd Pkg/Tampa Bay Arena Prjt
                                MBIA+ 6% 10/1/2015                                                       AAA     450M       498,375
                                Total                                                                                    10,828,656
------------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 5.12% Citrus Co FL Poll Ctrl Rev/FL Pwr Crystal Rivers MBIA+ 6 5/8% 1/1/2027   AAA   6,780M     7,407,150
------------------------------------------------------------------------------------------------------------------------============
Power .58%                      Okeechobee FL Util Auth Sys Rev Acquisition & Imp
                                MBIA+ 5.60% 10/1/2025                                                    AAA     825M       840,468
------------------------------------------------------------------------------------------------------------------------============
Solid Waste .75%                Broward Co FL Resource Recovery Rev 7.95% 12/1/2008                        A   1,000M     1,090,000
------------------------------------------------------------------------------------------------------------------------============
Transportation 8.16%            Dade Co FL Aviation Rev Ser A FSA+ AMT+++ 5 3/8% 10/1/2010               AAA   1,000M     1,021,250
                                Dade Co FL Aviation Rev Ser A MBIA+ AMT+++ 5 3/4% 10/1/2018              AAA   1,825M     1,886,594
                                Florida St Dept Trans Alligator Alley Rev FGIC+ 5 1/8% 7/1/2022          AAA   4,915M     4,798,269
                                Greater Orlando Aviation Auth Arpt Fac Rev AMT+++ 8 3/8% 10/1/2016         A   2,500M     2,641,150
                                Palm Beach Co FL Arpt Sys Rev MBIA+ 7 3/4% 10/1/2010                     AAA   1,290M     1,462,537
                                Total                                                                                    11,809,800
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 4.59%           Atlantic Beach FL Util Sys Rev MBIA+ 5 1/2% 10/1/2016                    AAA     125M       128,125
                                Broward Co FL Wtr & Sewer Util Rev FGIC+ 6% 10/1/2020                    AAA   2,500M     2,615,625
                                Cocoa FL Wtr & Sewer Rev-Ser 1997 FGIC+ 5 7/8% 10/1/2022                 AAA   1,340M     1,410,350
                                Homestead FL Wtr Rev AMBAC+ 5% 10/1/2022                                 Aaa   1,000M       958,750
                                Indian River Co FL Wtr & Sewer Rev FGIC+ 5 1/2% 9/1/2016                 AAA     475M       488,062
                                Panama City FL Wtr & Sewer Rev MBIA+ 5 5/8% 10/1/2016                    AAA   1,000M     1,038,750
                                Total                                                                                     6,639,662
                                ---------------------------------------------------------------------------------------============
                                Total Municipal Bonds 99.02% (Cost $135,976,809)                                        143,334,156
====================================================================================================================================
Other Assets, Less Liabilities .98%
====================================================================================================================================
Short-Term Securities           California St 4 1/2% 6/30/1998 (Cost $2,411,656)                         AAA   2,400M     2,411,976
                                ----------------------------------------------------------------------------------------============

                                Statement of Net Assets
                                FLORIDA SERIES October 31, 1997

                                                                                                                       Market Value
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                               $   (998,074)
-----------------------------------------------------------------------------------------------------------------------=============

                                Total Other Assets, Less Liabilities                                                      1,413,902
====================================================================================================================================
Net Assets 100.00%                                                                                                     $144,748,058
====================================================================================================================================

                                Class A Shares-Net asset value ($137,252,499 / 28,176,682 shares outstanding)                 $4.87
                                Class C Shares-Net asset value ($7,495,559 / 1,538,411 shares outstanding)                    $4.87


*     Ratings have not been audited by Deloitte & Touche LLP.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1997.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                Statement of Net Assets
                                PENNSYLVANIA SERIES October 31, 1997

                                                                                                Rating*: S&P Principal
                                Investments                                                       or Moody's   Amount   Market Value
====================================================================================================================================
Prerefunded 24.77%              Bethlehem PA Area Sch Dist MBIA+ 6% 3/1/2016                             AAA  $1,000M   $ 1,100,000
                                Erie PA Higher Ed Bldg Auth Coll Rev Ser A 8 1/2% 6/1/2015               AAA   3,000M     3,258,750
                                Langhorne Manor Boro PA Higher Ed & Health/Woods Sch
                                8 3/4% 11/15/2014                                                        AAA   1,000M     1,108,750
                                Pennsylvania Conv Ctr Auth Ser A FGIC+ 6.70% 9/1/2016                    AAA     540M       639,900
                                Pennsylvania Intergovernmental Coop Auth FGIC+ 6 3/4% 6/15/2021          AAA   2,000M     2,295,000
                                Pennsylvania St Tnpk Comm Tnpk Rev Ser E MBIA+ 7.55% 12/1/2017           AAA   1,000M     1,087,500
                                Pennsylvania St Tnpk Comm Tnpk Rev Ser J FGIC+ 7.15% 12/1/2011           AAA   1,000M     1,126,250
                                Philadelphia PA Gas Wks Rev 7.70% 6/15/2021                              AAA   1,000M     1,133,750
                                Philadelphia PA Gas Wks Rev ETM Ser B MBIA+ 7% 5/15/2020                 AAA   2,220M     2,627,925
                                Puerto Rico Commonwealth 7 5/8% 7/1/2010                                 AAA   1,415M     1,568,881
                                Puerto Rico Commonwealth 7.70% 7/1/2020                                  AAA   2,800M     3,108,000
                                Puerto Rico Commonwealth G.O. 7.30% 7/1/2020                             AAA     700M       770,000
                                Puerto Rico Commonwealth Pub Imp Ser A 7.70% 7/1/2008                    AAA     300M       322,125
                                Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                          AAA     250M       261,928
                                Scranton-Lackawanna PA Health & Welfare Auth/Univ Scran Prjt
                                AMBAC+ 6.80% 11/1/2014                                                   AAA     500M       563,750
                                Washington Co PA Auth Lease Rev Sub-Ser C AMBAC+ 7.45% 12/15/2018        AAA   1,150M     1,273,625
                                York PA Hosp Auth Rev AMBAC+ 7% 7/1/2021                                 AAA   1,000M     1,100,000
                                Total                                                                                    23,346,134
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 8.65%  Lycoming Co PA MBIA+ 5.80% 11/15/2022                                    AAA   3,050M     3,149,125
                                Puerto Rico Commonwealth 6.45% 7/1/2017                                    A   1,900M     2,092,375
                                Puerto Rico Commonwealth MBIA+ 6.45% 7/1/2017                            AAA     700M       769,125
                                Puerto Rico Commonwealth 6 1/2% 7/1/2023                                   A   1,000M     1,103,750
                                Puerto Rico Commonwealth 6% 7/1/2014                                       A   1,000M     1,038,750
                                Total                                                                                     8,153,125
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local 5.76%  Bellefonte PA Area Sch Dist MBIA+ 5 1/2% 5/15/2026                       AAA     205M       205,000
                                Bethlehem PA Area Sch Dist FGIC+ 5% 9/1/2016                             Aaa   1,000M       975,000
                                Interboro Sch Dist Del Co MBIA+ 5 3/8% 8/15/2025                         AAA   1,000M       981,250
                                Pennsylvania Hsg Fin Agy AMT+++ 5.80% 10/1/2029                           AA   2,250M     2,275,313
                                Wilkes Barre PA Area Sch Dist FGIC+ 5 1/4% 4/1/2016                      AAA   1,000M       991,250
                                Total                                                                                     5,427,813
                                ----------------------------------------------------------------------------------------============

                                Statement of Net Assets
                                PENNSYLVANIA SERIES October 31, 1997

                                                                                                Rating*: S&P Principal
                                Investments                                                       or Moody's   Amount   Market Value
====================================================================================================================================
Education 8.50%                 Delaware Co PA Auth AMBAC+ 5.80% 8/1/2025                                AAA  $1,600M   $ 1,650,000
                                Northeastern PA Hosp & Ed/Luzerne Co Comm Coll AMBAC+
                                6 5/8% 8/15/2015                                                         AAA   2,000M     2,260,000
                                Pennsylvania St Higher Ed RIBS AMBAC+ AMT+++ 8.107% 3/1/2022++           AAA   3,000M     3,195,000
                                Pennsylvania St Higher Ed Ser A 6 5/8% 8/15/2009                          Aa     825M       907,500
                                Total                                                                                     8,012,500
------------------------------------------------------------------------------------------------------------------------============
Finance 1.45%                   Delaware Valley PA Reg Fin Auth Loc Govt Rev Ser C
                                AMBAC+ 7 3/4% 7/1/2027                                                   AAA   1,000M     1,370,000
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 9.54%       Chester Co PA Health & Ed Fac Auth Sys Rev/Mainline Health
                                RIBS AMBAC+ 7.17% 5/15/2020++                                            AAA   2,600M     2,684,500
                                Montgomery Co PA Higher Ed Auth Rev/Holy Redeemer Health
                                AMBAC+ 5 1/4% 10/1/2017                                                  AAA   1,000M       982,500
                                Philadelphia PA Hosp & Higher Ed Auth Rev/Holy Redeemer Health
                                6 1/2% 7/1/2027                                                          BBB     680M       686,800
                                Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Fac Gr A
                                MBIA+ 6 1/4% 7/1/2024                                                    AAA     850M       920,125
                                Sayre PA Health Care Fac/Tioga Nursing AMBAC+ 7 1/4% 10/1/2018           AAA   1,500M     1,593,750
                                Scranton-Lackawanna PA Health & Welfare Auth Rev 6.20% 7/1/2017          BBB   1,055M     1,103,793
                                West Shore PA Area Hosp Auth MBIA+ 5.70% 1/1/2022                        AAA   1,000M     1,016,250
                                Total                                                                                     8,987,718
------------------------------------------------------------------------------------------------------------------------============
Housing 6.86%                   Pennsylvania Hsg Fin Agy Ser 33 6.90% 4/1/2017                            AA   1,180M     1,274,400
                                Pennsylvania Hsg Fin Agy Ser 43 AMT+++ 7.40% 10/1/2014                    AA   1,000M     1,106,250
                                Pennsylvania Hsg Fin Agy Sing Fam Mtge Ser 41B
                                AMT+++ 6.65% 4/1/2025                                                     AA   1,000M     1,068,750
                                Pennsylvania Hsg Fin Agy Sing Fam Mtge Ser 42 AMT+++ 6.85% 4/1/2025       AA   2,000M     2,167,500
                                Puerto Rico Pub Bldg Auth Ser J 6 1/2% 7/1/2003                            A     770M       844,112
                                Total                                                                                     6,461,012
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 9.24%  Allegheny Co PA Ind Dev Auth Rev 6.10% 7/15/2020                         Baa   1,000M     1,041,250
                                Beaver Co PA Ind Dev Auth/Ohio Edison Ser A FGIC+ 7 3/4% 9/1/2024        AAA   1,950M     2,096,250
                                Bradford Co PA Ind Dev Auth Solid Waste Disp Rev
                                AMT+++ 6.60% 3/1/2019                                                      A   1,250M     1,379,687
                                Pennsylvania Economic Dev Fin Auth Exempt Fac Rev/Macmillan
                                AMT+++ 7.60% 12/1/2020                                                   Baa   1,000M     1,152,500
                                Puerto Rico Ind Med & Environmental Ctrl/Motorola Ser A 6 3/4% 1/1/2014   AA   1,500M     1,651,875
                                Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2% 12/1/2023          AA   1,300M     1,387,607
                                Total                                                                                     8,709,169
------------------------------------------------------------------------------------------------------------------------============
Power 13.94%                    Pennsylvania Economic Dev Res Recov Northhampton 6.60% 1/1/2019          Baa** 1,500M     1,556,250
                                Puerto Rico Elec Pwr Auth LINK FSA+ 5.929% 7/1/2023++                    AAA   6,000M     6,210,000
                                Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                          BBB     365M       386,444
                                Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8.508% 7/1/2018++              AAA   1,500M     1,781,250
                                Puerto Rico Elec Pwr Auth Ser X 6% 7/1/2015                              AAA   1,000M     1,060,000
                                Puerto Rico Elec Pwr Auth Ser X 6 1/8% 7/1/2021                            A     500M       531,250
                                York Co PA Ind Dev Auth Poll Ctrl Rev Ser A MBIA+ 6.45% 10/1/2019        AAA   1,475M     1,611,438
                                Total                                                                                    13,136,632
------------------------------------------------------------------------------------------------------------------------============
Transportation 9.70%            Allegheny Co PA Arpt Rev Ser B MBIA+ 5% 1/1/2019                         AAA   2,250M     2,160,000
                                Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                         A   2,615M     2,866,694
                                Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2018                         A   3,000M     3,015,000
                                Puerto Rico Port Auth Rev Ser D FGIC+ AMT+++ 7% 7/1/2014                 AAA   1,000M     1,093,750
                                Total                                                                                     9,135,444
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.27%           Philadelphia PA Wtr & Wastewtr Rev AMBAC+ 5% 8/1/2022                    AAA   1,000M       956,250
                                Puerto Rico Commonwealth Aqu & Sewer Rev 5% 7/1/2019                       A     250M       238,125
                                Total                                                                                     1,194,375
                                ----------------------------------------------------------------------------------------============

                                Statement of Net Assets
                                PENNSYLVANIA SERIES October 31, 1997

                                                                                                                        Market Value
====================================================================================================================================
Total Municipal Bonds 99.68% (Cost $90,245,811)                                                                         $93,933,922
====================================================================================================================================
Other Assets, Less Liabilities 0.32%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                    303,225
====================================================================================================================================
Net Assets 100.00%                                                                                                      $94,237,147
====================================================================================================================================
                                Net asset value ($94,237,147 / 18,350,253 shares outstanding)                                 $5.14


*     Ratings have not been audited by Deloitte & Touche LLP.
** This security has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1997.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                Statement of Net Assets
                                MICHIGAN SERIES October 31, 1997

                                                                                                Rating*: S&P Principal
                                Investments                                                       or Moody's   Amount   Market Value
====================================================================================================================================
Prerefunded 28.37%              Detroit MI Ser A 8.70% 4/1/2010                                          AAA  $1,405M   $ 1,577,112
                                Detroit MI Sewer Disp Rev FGIC+ 6 5/8% 7/1/2021                          AAA   2,500M     2,750,000
                                Grand Rapids MI Water Supply FGIC+ 7% 1/1/2012                           AAA   1,500M     1,616,250
                                Lake Orion MI Comm Sch Dist AMBAC+ 7% 5/1/2020                           AAA   1,050M     1,229,812
                                Michigan St Bldg Auth Rev Ser I 6 3/4% 10/1/2003                         AAA   1,000M     1,085,000
                                Michigan St Hosp Fin Auth Rev 7 1/2% 2/15/2018                           AAA   3,150M     3,524,062
                                Puerto Rico Commonwealth Aqu & Sewer Auth Rev Ser A 7 7/8% 7/1/2017      AAA     400M       418,764
                                Riverview MI Comm Sch Dist FGIC+ 6.55% 5/1/2014                          AAA     500M       552,500
                                Romulus MI Co Schs Ser II FGIC+ 6.40% 5/1/2017                           AAA     500M       551,875
                                Royal Oak MI Hosp Fin Auth Hosp Rev/William Beaumont Ser C
                                7 3/8% 1/1/2020                                                          AAA     500M       528,750
                                Royal Oak MI Hosp Fin Auth Hosp Rev/William Beaumont Ser D
                                6 3/4% 1/1/2020                                                          AAA     500M       546,250
                                Tri Co MI Area Sch Dist MBIA+ 6 7/8% 5/1/2016                            AAA     500M       550,625
                                Total                                                                                    14,931,000
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 4.71%  Puerto Rico Commonwealth 6.45% 7/1/2017                                    A   1,500M     1,651,875
                                Puerto Rico Commonwealth 6 1/2% 7/1/2023                                   A     750M       827,813
                                Total                                                                                     2,479,688
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local 12.18% Alpena MI Pub Sch MBIA+ 5 5/8% 5/1/2022                                  AAA     500M       511,875
                                Huron Valley MI Sch FGIC+ 5 3/4% 5/1/2022                                AAA     250M       255,625
                                Lakeview MI Comm Sch FGIC+ 5.60% 5/1/2022                                AAA     500M       508,125
                                Lincoln Pk MI Sch Dist FGIC+ 5.90% 5/1/2026                              AAA     500M       520,625
                                Lincoln PK MI Sch Dist FGIC+ 5% 5/1/2017                                 AAA     500M       483,125
                                Plymouth-Canton MI Comm Sch Dist Ser C 6 1/2% 5/1/2016                    AA   1,000M     1,085,000
                                Rockford MI Pub Schs FGIC+ 5 1/4% 5/1/2022                               AAA     250M       245,625
                                Saline MI Area Sch FGIC+ 5 1/2% 5/1/2015                                 AAA     750M       767,813
                                South Lake MI Sch FGIC+ 5 1/8% 5/1/2015                                  AAA     500M       487,325
                                South Redford MI Sch FGIC+ 5 1/2% 5/1/2022                               AAA     500M       504,375
                                Traverse MI Area Library MBIA+ 5% 5/1/2017                               AAA     555M       539,738
                                Wayne County MI Ser A MBIA+ 5 1/4% 6/1/2016                              AAA     500M       498,750
                                Total                                                                                     6,408,001
                                ----------------------------------------------------------------------------------------============

                                Statement of Net Assets
                                MICHIGAN SERIES October 31, 1997

                                                                                                Rating*: S&P Principal
                                Investments                                                       or Moody's   Amount   Market Value
====================================================================================================================================
Education 1.39%                 Michigan Higher Ed Student Loan Auth Rev AMBAC+ 5 3/4% 6/1/2013          AAA  $  250M    $  257,813
                                Oakland Co MI Economic Dev Corp 5% 11/1/2017                             Aa     500M       475,625
                                Total                                                                                       733,438
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 16.95%      Farmington Hills MI Hosp/Botsford Gen Hosp Ser A
                                MBIA+ 6 1/2% 2/15/2011                                                   AAA   1,000M     1,090,000
                                Kalamazoo MI Hosp Fin Auth Reg Arcs & Levrs
                                LINK FGIC+ 5.244% 6/1/2011++                                             AAA   2,000M     2,002,500
                                Kalamazoo MI Hosp Fin Auth/Borgess Hosp RIBS 6.528% 6/1/2011++           AAA   3,000M     3,071,250
                                Kent Hosp Fin Auth/Butterworth Health Ser A MBIA+ 5 5/8% 1/15/2026       AAA     800M       809,000
                                Michigan St Hosp Fin Auth Rev AMBAC+ 5 5/8% 1/1/2028                     AAA     250M       252,500
                                Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs Ser A
                                6.70% 5/1/2024                                                           BBB   1,575M     1,693,125
                                Total                                                                                     8,918,375
------------------------------------------------------------------------------------------------------------------------============
Housing 8.47%                   Michigan St Hsg Dev Auth Ser A AMBAC+ AMT+++ 6.05% 12/1/2027             AAA   1,000M     1,043,750
                                Michigan St Hsg Dev Auth Ser B 6.95% 12/1/2020                            AA     990M     1,071,675
                                Michigan St Hsg Dev Auth Ser B AMT+++ 7.05% 6/1/2026                      AA     740M       782,550
                                Michigan St Hsg Dev Auth Ser D 5.95% 12/1/2016                            AA     500M       521,875
                                Michigan St Hsg Dev Auth Ser E AMT+++ 6.20% 12/1/2027                     AA   1,000M     1,040,000
                                Total                                                                                     4,459,850
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 8.95%  Michigan St Strategic Fd Ltd/Waste Mgmt Inc AMT+++ 6 5/8% 12/1/2012       AA   1,000M     1,098,750
                                Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2% 12/1/2023          AA   1,500M     1,601,085
                                Puerto Rico Ind Med & Environmental Ctrl/Warner Lambert 7.60% 5/1/2014    Aa   1,000M     1,077,500
                                Puerto Rico Tel Auth Rev RIBS MBIA+ 6.875% 1/16/2015++                   AAA     900M       930,375
                                Total                                                                                     4,707,710
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 4.12%             Detroit MI Loc Dev Fin Auth Ser A 5 3/8% 5/1/2018                          A     500M       494,375
                                Michigan Muni Bd Auth AMBAC+ 6 3/4% 11/1/2014                            AAA   1,500M     1,674,375
                                Total                                                                                     2,168,750
------------------------------------------------------------------------------------------------------------------------============
Power 7.36%                     Michigan St Strategic Fd Ltd Detroit Edison MBIA+ 7% 7/15/2008           AAA     500M       600,000
                                Michigan St Strategic Fd Ltd Detroit Edison AMBAC+ 7% 5/1/2021           AAA     500M       616,250
                                Michigan St Strategic Fd Rev/Genesee Pwr Prjt AMT+++ 7 1/2% 1/1/2021     BBB**   500M       531,250
                                Puerto Rico Elec Pwr Auth Pwr MBIA+ 5 1/2% 7/1/2016                      AAA   1,500M     1,533,750
                                Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8.508% 7/1/2018++              AAA     500M       593,750
                                Total                                                                                     3,875,000
------------------------------------------------------------------------------------------------------------------------============
Transportation 5.19%            Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                         A   1,500M     1,644,375
                                Wayne Charter Co MI Arpt Rev MBIA+ AMT+++ 6 3/4% 12/1/2021               AAA   1,000M     1,086,250
                                Total                                                                                     2,730,625
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer .09%            Puerto Rico Commonwealth Aqu & Sewer Rev 5% 7/1/2019                       A      50M        47,625
------------------------------------------------------------------------------------------------------------------------============
                                Total Municipal Bonds 97.78% (Cost $49,830,917)                                          51,460,062
====================================================================================================================================
Other Assets, Less Liabilities 2.22%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                  1,169,748
====================================================================================================================================
Net Assets 100.00%                                                                                                      $52,629,810
====================================================================================================================================

                                Net asset value ($52,629,810 / 10,395,127 shares outstanding)                                 $5.06


*     Ratings have not been audited by Deloitte & Touche LLP.
** This security has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1997.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.


                                Statement of Net Assets
                                GEORGIA SERIES October 31, 1997

                                                                                                Rating*: S&P Principal
                                Investments                                                       or Moody's   Amount   Market Value
====================================================================================================================================
Prerefunded 27.80%              Albany GA Sewer Sys Rev MBIA+ 6 5/8% 7/1/2017                            AAA  $  100M    $  111,625
                                Chatham Co GA Sch Dist MBIA+ 6 3/4% 8/1/2020                             AAA   1,035M     1,181,194
                                Georgia Muni Elec Auth Pwr Rev FGIC+ 6% 1/1/2025                         AAA     900M       920,250
                                Puerto Rico Commonwealth 8% 7/1/2007                                     AAA   1,320M     1,382,977
                                Savannah GA Economic Dev Auth Rev Zero Coupon 12/1/2021                  AAA   1,000M       267,500
                                Total                                                                                     3,863,546
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 4.80%  Georgia St Ser C 6 1/4% 8/1/2013                                         Aaa     350M       396,375
                                Puerto Rico Commonwealth RIBS FSA+ 7.882% 7/1/2020++                     AAA     250M       271,250
                                Total                                                                                       667,625
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local 9.62%  Atlanta GA Ser A 6.10% 12/1/2019                                          AA     500M       534,375
                                De Kalb Co GA 6% 1/1/2020                                                 AA     250M       263,750
                                Fayette Co GA Sch Dist 6 1/8% 3/1/2015                                    Aa     500M       538,125
                                Total                                                                                     1,336,250
------------------------------------------------------------------------------------------------------------------------============
Education 3.89%                 Marietta GA Dev Auth Rev Ser B CGIC+ 6 1/4% 9/1/2025                     AAA     500M       541,250
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 3.83%       Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA
                                MBIA+ 6% 8/1/2016                                                        AAA     500M       531,875
------------------------------------------------------------------------------------------------------------------------============
Housing 7.44%                   De Kalb Co Hsg Auth FSA+ AMT+++ 7.15% 1/1/2025                           AAA     500M       552,500
                                Georgia St Hsg & Fin Auth Rev A Sing Fam Mtge A Sub Ser A-2
                                AMT+++ 6.45% 12/1/2027                                                    AA     250M       267,500
                                Georgia St Hsg & Fin Auth Rev Ser A Sub Ser A-2
                                AMT+++ 6.40% 12/1/2015                                                    AA     200M       213,500
                                Total                                                                                     1,033,500
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 12.26%            Cartersville GA Dev Auth Rev AMT+++ 6 1/8% 5/1/2027                        A   1,000M     1,065,000
                                Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev
                                MBIA+ 5 5/8% 10/1/2026                                                   AAA     600M       638,250
                                Total                                                                                     1,703,250
------------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 2.22% Burke Co GA Dev Auth Poll Ctrl Rev AMT+++ 9 3/8% 12/1/2017                 A     250M       255,952
                                Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024                  AAA      50M        52,563
                                Total                                                                                       308,515
------------------------------------------------------------------------------------------------------------------------============
Power 4.65%                     Puerto Rico Elec Pwr Auth Ser O 7 1/8% 7/1/2014                          BBB      50M        52,938
                                Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8.508% 7/1/2018++              AAA     500M       593,750
                                Total                                                                                       646,688
------------------------------------------------------------------------------------------------------------------------============
Solid Waste .79%                Cobb Co GA Solid Waste Mgmt Auth AMT+++ 6.40% 1/1/2015                   Aaa     100M       110,125
------------------------------------------------------------------------------------------------------------------------============
Transportation 9.20%            Metropolitan Atlanta Rapid Trans Auth GA Sales Tax Rev Ser P
                                AMBAC+ 6 1/4% 7/1/2020                                                   AAA   1,125M     1,278,281
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 11.16%          Cherokee Co GA Wtr & Sewer Auth Rev MBIA+ 5.20% 8/1/2025                 AAA   1,000M       997,500
                                Milledgeville GA Wtr & Sewer Rev FSA+ 6% 12/1/2021                       AAA     500M       553,125
                                Total                                                                                     1,550,625
                                ----------------------------------------------------------------------------------------============
                                Total Municipal Bonds 97.66% (Cost $13,055,854)                                          13,571,530
====================================================================================================================================
Other Assets, Less Liabilities 2.34%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                    325,737
====================================================================================================================================
Net Assets 100.00%                                                                                                      $13,897,267
====================================================================================================================================

                                Net asset value ($13,897,267 / 2,615,464 shares outstanding)                                  $5.31


*     Ratings have not been audited by Deloitte & Touche LLP.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1997.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

            Statements of Operations

                                                                                          Year Ended October 31, 1997
                                                         ---------------------------------------------------------------
                                                             Florida      Pennsylvania        Michigan        Georgia
Investment Income                                             Series            Series          Series         Series
========================================================================================================================
Income      Interest                                     $ 8,963,895       $ 5,656,232     $ 3,087,896     $  670,931
            ------------------------------------------------------------------------------------------------------------
Expenses    Management fee                                   760,504           464,836         261,943         59,788
            Management fee waived                                 --           (34,734)        (45,360)       (59,788)
            12b-1 distribution plan-Class A                  355,311                --              --             --
            12b-1 distribution plan-Class C                   77,158                --              --             --
            Shareholder servicing                             81,871            66,730          50,192         19,550
            Registration                                       2,998             4,500           1,771            600
            Reports to shareholders                           20,973            16,830           9,247          4,160
            Audit and tax                                     44,360            26,400          17,616         13,250
            Legal                                              5,996             3,036           2,044          1,300
            Trustees                                           4,191             3,480           1,475            120
            Organization                                          --               603           3,959            792
            Other                                             18,105            17,634           5,639          5,492
            Net expenses                                   1,371,467           569,315         308,526         45,264
            ------------------------------------------------------------------------------------------------------------
            Net investment income                          7,592,428         5,086,917       2,779,370        625,667
            ------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
========================================================================================================================
Net realized gain (loss) from investment transactions
            Proceeds from sales                          217,154,871        70,030,904      37,511,828     10,382,566
            Cost of investments sold                     216,008,427        69,049,181      37,266,219     10,193,618
            Net realized gain                              1,146,444           981,723         245,609        188,948
            ------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments                     1,603,515         1,379,031       1,092,550        285,372
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments            2,749,959         2,360,754       1,338,159        474,320
------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations    $ 10,342,387       $ 7,447,671     $ 4,117,529    $ 1,099,987
========================================================================================================================

           See Notes to Financial Statements.


           Statements of Changes in Net Assets

                                                                    Year Ended October 31, 1997
-----------------------------------------------------------------------------------------------
Increase (Decrease)                        Florida   Pennsylvania       Michigan        Georgia
in Net Assets                               Series         Series         Series         Series
===============================================================================================
Operations
Net investment income                $   7,592,428   $  5,086,917   $  2,779,370   $    625,667
Net realized gain (loss)
from investment transactions             1,146,444        981,723        245,609        188,948
Net unrealized appreciation
(depreciation)  of investments           1,603,515      1,379,031      1,092,550        285,372
Net increase in net assets
resulting from operations               10,342,387      7,447,671      4,117,529      1,099,987

Distributions to
shareholders from
Net investment income                   (7,925,102)    (5,109,328)    (2,760,672)      (647,441)
Net realized gain from
investment transactions                         --             --             --        (20,485)
Total distributions                     (7,925,102)    (5,109,328)    (2,760,672)      (667,926)

Share transactions
Net proceeds from sales of shares        9,015,704      9,506,178      4,143,719      4,086,242
Net asset value of shares issued to
shareholders in reinvestment of net
investment income and realized
gain from investment transactions        3,171,449      2,363,497      1,432,311        345,337
Net asset value of shares issued in
exchange for assets acquired in
tax-free acquisition                            --             --             --      9,480,186
Total                                   12,187,153     11,869,675      5,576,030      4,431,579
-----------------------------------------------------------------------------------------------
Cost of shares reacquired              (31,926,100)   (12,575,562)    (7,278,245)    (1,654,042)
-----------------------------------------------------------------------------------------------
Increase (decrease)  in net assets
derived from share transactions        (19,738,947)      (705,887)    (1,702,215)     2,777,537
-----------------------------------------------------------------------------------------------
Total increase (decrease)
in net assets                          (17,321,662)     1,632,456       (345,358)     3,209,598
-----------------------------------------------------------------------------------------------
Net Assets
Beginning of year                      162,069,720     92,604,691     52,975,168     10,687,669
End of year+                         $ 144,748,058   $ 94,237,147   $ 52,629,810   $ 13,897,267
===============================================================================================

                                                                       Year Ended October 31, 1996
--------------------------------------  ----------------------------------------------------------
Increase (Decrease)                           Florida   Pennsylvania       Michigan        Georgia
in Net Assets                                  Series         Series         Series         Series
======================================  ==========================================================
Operations
Net investment income                   $   8,629,401   $  5,162,782   $  2,997,735   $    451,062
Net realized gain (loss)
from investment transactions               (1,035,870)       365,030        170,393          9,656
Net unrealized appreciation
(depreciation)  of investments               (910,194)      (489,207)      (237,304)        69,195
Net increase in net assets
resulting from operations                   6,683,337      5,038,605      2,930,824        529,913
                                                                                      ------------
Distributions to
shareholders from
Net investment income                      (8,752,598)    (5,141,277)    (2,885,696)      (455,345)
Net realized gain from
investment transactions                            --             --             --        (26,021)
Total distributions                        (8,752,598)    (5,141,277)    (2,885,696)      (481,366)
                                                                                      ------------
Share transactions
Net proceeds from sales of shares          12,098,560      8,524,777      5,262,977      5,902,867
Net asset value of shares issued to
shareholders in reinvestment of net
investment income and realized
gain from investment transactions           3,449,991      2,408,760      1,532,165        254,773
Net asset value of shares issued in
exchange for assets acquired in
tax-free acquisition                               --             --             --
Total                                      25,028,737     10,933,537      6,795,142      6,157,640
--------------------------------------  ----------------------------------------------------------
Cost of shares reacquired                 (34,131,285)   (11,720,098)    (8,050,957)      (721,983)
--------------------------------------  ----------------------------------------------------------
Increase (decrease)  in net assets
derived from share transactions            (9,102,548)      (786,561)    (1,255,815)     5,435,657
--------------------------------------  ----------------------------------------------------------
Total increase (decrease)
in net assets                             (11,171,809)      (889,233)    (1,210,687)     5,484,204
--------------------------------------  ----------------------------------------------------------
Net Assets
Beginning of year                         173,241,529     93,493,924     54,185,855      5,203,465
End of year+                            $ 162,069,720   $ 92,604,691   $ 52,975,168   $ 10,687,669
======================================  ==========================================================


+ Including undistributed (overdistributed) net investment income of $(448,358), $(59,544) , $4,442 and, $(36,578), respectively, as of October
      31, 1997 and undistributed (overdistributed) net investment income of $(115,684), $(37,133), $(14,256) and $(14,804), respectively, at October
      31, 1996. See Notes to Financial Statements.

                     Financial Highlights
                     FLORIDA SERIES

                                                                                      Class A Shares            Class C Shares
                                         -----------------------------------------------------------  ----------------------------
                                                                                                       Year Ended
                                                                              Year Ended October 31,  October 31,    7/15/96(b)
Per Share Operating Performance:                 1997          1996       1995       1994       1993         1997  to 10/31/96
====================================================================================================  ============================
Net asset value, beginning of period          $  4.79       $  4.85    $  4.49    $  5.28    $  4.75      $  4.79      $  4.70
                                                                                                          -------      -------
Income from investment operations

     Net investment income                       .240          .248       .271       .291       .297         .202         .064

     Net realized and unrealized gain (loss)
     on investments                              .092         (.056)      .352      (.695)      .549         .093         .093

     Total from investment operations            .332          .192       .623      (.404)      .846         .295         .157
----------------------------------------------------------------------------------------------------  ----------------------------
     Distributions

     Dividends from net investment income       (.252)        (.252)     (.263)    (.2835)     (.301)       (.215)       (.067)

     Distributions from net realized gain          --            --         --     (.1025)     (.015)          --           --
----------------------------------------------------------------------------------------------------  ----------------------------
Net asset value, end of period                $  4.87       $  4.79    $  4.85    $  4.49    $  5.28      $  4.87      $  4.79

Total Return(a)                                  7.12%         4.09%     14.22%     (8.03)%    18.24%        6.33%        3.35%(c)
====================================================================================================  ============================
Ratios to Average Net Assets:

     Expenses, including waiver                   .86%(c)       .80%       .74%       .32%       .38%        1.57%         .44%(c)

     Expenses, excluding waiver                   .86%(c)       .82%       .88%       .82%       .88%        1.57%         .44%(c)

     Net investment income                       5.03%(c)      5.19%      5.81%      5.98%      5.71%        4.29%        1.37%(c)
     =============================================================================================================================

                                                                                                       Year Ended October 31,
Supplemental Data for All Classes:                            1997            1996          1995          1994          1993
===================================================================================================================================
     Net assets, end of period (000)                      $144,748        $162,070      $173,242      $174,844      $191,463

     Portfolio turnover rate                                106.32%         167.95%       142.04%       122.36%        89.32%
     ==============================================================================================================================

(a)  Total return does not consider the effects of sales loads.
(b)  Commencement of offering Class shares.
(c)  Not annualized.
     See Notes to Financial Statements.

                     Financial Highlights
                     PENNSYLVANIA SERIES

                                                                                            Year Ended October 31,
Per Share Operating Performance:                               1997          1996       1995       1994       1993
===================================================================================================================
Net asset value, beginning of period                        $  5.01       $  5.01    $  4.62    $  5.33    $  4.75
-------------------------------------------------------------------------------------------------------------------
    Income from investment operations

    Net investment income                                      .276         .2772       .282       .300       .299

    Net realized and unrealized gain (loss) on investments     .131        (.0011)      .395     (.6975)      .582

    Total from investment operations                           .407         .2761       .677     (.3975)      .881
    ---------------------------------------------------------------------------------------------------------------
    Distributions

    Dividends from net investment income                      (.277)       (.2761)    (.2870)    (.2925)     (.301)

    Distribution from net realized gain                          --            --         --       (.02)        --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  5.14       $  5.01    $  5.01    $  4.62    $  5.33
-------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                8.37%         5.68%     15.02%     (7.73%)    18.95%
===================================================================================================================
Ratios/Supplemental Data:

    Net assets, end of period (000)                         $94,237       $92,605    $93,494    $81,258    $82,113
    ---------------------------------------------------------------------------------------------------------------
    Ratios to Average Net Assets:

    Expenses, including waiver                                  .61%(c)       .62%       .50%       .33%       .31%

    Expenses, excluding waiver                                  .65%(c)       .69%       .65%       .68%       .81%

    Net investment income                                      5.47%(c)      5.55%      5.83%      5.98%      5.70%

    Portfolio turnover rate                                   70.99%        78.30%    126.11%    137.22%      7.71%
    ===============================================================================================================


(a) Total return does not consider the effects of sales loads.

    See Notes to Financial Statements.

                     Financial Highlights
                     MICHIGAN SERIES

                                                                                 Year Ended October 31,   12/1/92(b)
Per Share Operating Performance:                               1997          1996       1995       1994  to 10/31/93
========================================================================================================================
Net asset value, beginning of period                        $  4.93       $  4.93    $  4.53    $  5.23      $  4.76
------------------------------------------------------------------------------------------------------------------------
    Income from investment operations

    Net investment income                                      .267          .274       .284       .286         .266

    Net realized and unrealized gain (loss) on investments     .128         (.010)      .395      (.651)        .480

    Total from investment operations                           .395          .264       .679      (.365)        .746
    --------------------------------------------------------------------------------------------------------------------
    Distributions

    Dividends from net investment income                      (.265)        (.264)     (.279)     (.293)       (.276)

    Distribution from net realized gain                          --            --         --      (.042)          --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  5.06       $  4.93    $  4.93    $  4.53      $  5.23
------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                8.24%         5.53%     15.39%     (7.29)%      16.01%(c)
------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:

    Net assets, end of period (000)                         $52,630       $52,975    $54,186    $45,603      $34,957
    --------------------------------------------------------------------------------------------------------------------
    Ratios to Average Net Assets:

    Expenses, including waiver                                  .60%(c)       .44%       .25%       .34%         .00%(c)

    Expenses, excluding waiver                                  .68%(c)       .73%       .75%       .84%         .75%(c)

    Net investment income                                      5.37%(c)      5.59%      5.95%      5.69%        4.75%(c)

    Portfolio turnover rate                                   68.50%        85.26%     98.89%    137.31%       68.10%
    ====================================================================================================================


(a)   Total return does not consider the effects of sales loads.
(b)   Commencement of operations.
(c)   Not annualized.

      See Notes to Financial Statements.

                     Financial Highlights
                     GEORGIA SERIES

                                                        Year Ended October 31,   12/27/94(b)
Per Share Operating Performance:                               1997       1996   to 10/31/95
================================================================================================
Net asset value, beginning of period                        $  5.14    $  5.12      $  4.76
------------------------------------------------------------------------------------------------
    Income from investment operations

    Net investment income                                      .275       .290         .245

    Net realized and unrealized gain (loss) on investments     .187      .0397         .370

    Total from investment operations                           .462      .3297         .615
    --------------------------------------------------------------------------------------------
    Distributions

    Dividends from net investment income                      (.282)    (.2872)       (.255)

    Distributions from net realized gain                       (.01)    (.0225)          .-
------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  5.31    $  5.14      $  5.12
------------------------------------------------------------------------------------------------
Total Return(a)                                                9.27%      6.69%       13.15%(c)
================================================================================================
Ratios/Supplemental Data:

    Net assets, end of period (000)                         $13,897    $10,688      $ 5,203
    --------------------------------------------------------------------------------------------
    Ratios to Average Net Assets:

    Expenses, including waiver                                  .38%       .03%         .00%(c)

    Expenses, excluding waiver                                  .88%       .83%        1.08%(c)

    Net investment income                                      5.23%      5.55%        5.44%(c)

    Portfolio turnover rate                                   90.40%     72.53%      142.69%
    ============================================================================================


(a)   Total return does not consider the effects of sales loads.
(b)   Commencement of operations.
(c)   Not annualized.
      See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 11, 1991. The Trust consists of four separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust: (a) Market value is determined as follows: Securities are valued at prices furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Trustees. (b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income taxes. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (d) Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from investment transactions, if any, reduced by capital loss carryforwards are distributed annually. (e) Organization expenses are amortized evenly over a period of five years.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett provides the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Trust's investment portfolios. The management fee is based on average daily net assets for each month at the annual rate of 0.50%. Lord Abbett may waive its management fees and reimburse the Trust for certain of its other expenses. Any such other expenses reimbursed are subject to repayment by each Series, pursuant to a formula based on the asset size and expense ratio of each Series. Each Series shall not be obligated to repay Lord Abbett after five full fiscal years after the commencement of operations or the termination of the management agreement, whichever is earlier. As of October 31, 1997, other expenses reimbursed by Lord Abbett and not repaid by the Georgia Series amounted to $40,765.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A and Class C Plans") with Lord Abbett Distributor llc ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor (1) an annual service fee of 0.15% of the average daily net asset value of shares sold prior to June 1, 1990 and 0.25% of the average daily net asset value of shares sold on or after that date, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Pennsylvania, Michigan and Georgia Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million. Pursuant to the Class C Plan of the Florida Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

Lord Abbett received the following commissions on sales of shares of the Trust after concessions were paid to authorized distributors:

                                     Lord Abbett                    Dealers'
Series                               Commissions                 Concessions
--------------------------------------------------------------------------------
Florida-Class A                          $32,437                    $219,329
--------------------------------------------------------------------------------
Pennsylvania                              26,437                     273,776
--------------------------------------------------------------------------------
Michigan                                  20,775                     140,483
--------------------------------------------------------------------------------
Georgia                                   21,274                     135,562
--------------------------------------------------------------------------------

Certain of the Trust's officers and trustees have an interest in Lord Abbett.

3. Distributions

As of October 31, 1997, accumulated net realized gain (loss) for financial report- ing purposes, which is substantially the same as for federal income tax purposes, aggregated $(10,212,479) for the Florida Series, $(857,454) for the Pennsylvania Series, $(1,253,317) for the Michigan Series and $174,915 for the Georgia Series. The capital loss carryforwards expire in 2003 and 2004. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

Dividends declared by class for the Florida Series were as follows:

Class A                                                               $7,559,484
--------------------------------------------------------------------------------
Class C                                                               $  365,618
--------------------------------------------------------------------------------

4. Capital

Transactions in shares of beneficial interest for the Florida Series (both shares and dollar amount) were as follows:

                                Year Ended 10/31/97         Year Ended 10/31/96
----------------------------------------------------  --------------------------
Class A                       Shares         Amount       Shares         Amount
----------------------------------------------------  --------------------------
Sales of shares            1,626,001   $  7,812,607    2,490,080   $ 12,036,691
Shares issued to
shareholders in
reinvestment of net
investment income            632,367      3,034,401      715,706      3,427,406
Total                      2,258,368     10,847,008    3,205,786     15,464,097
----------------------------------------------------  --------------------------
Shares reacquired         (6,029,983)   (28,889,005)  (6,969,002)   (33,452,324)
Decrease in shares        (3,771,615)  $(18,041,997)  (3,763,216)  $(17,988,227)
--------------------------------------------------------------------------------

Notes to Financial Statements

                                                                                                                     7/15/96
                                                                                                            (Commencement of
                                                                                                    Offering Class C Shares)
                                                                             Year Ended 10/31/97                 to 10/31/96
                                                                          -----------------------  -------------------------
Class C                                                                     Shares        Amount       Shares        Amount
-------------------------------------------------------------------------------------------------  -------------------------
Sales of shares                                                            250,976   $ 1,203,097       13,038   $    61,869

Shares issued to shareholders in reinvestment of net investment income      28,569       137,048                4,698 22,585

Shares issued to shareholders in exchange for assets acquired in
  tax-free acquisition                                                          --            --    2,016,203     9,480,186

Total                                                                      279,545     1,340,145    2,033,939     9,564,640
-------------------------------------------------------------------------------------------------  -------------------------
Shares reacquired                                                         (632,179)   (3,037,095)    (142,894)     (678,961)
-------------------------------------------------------------------------------------------------  -------------------------
Increase (decrease) in shares                                             (352,634)  $(1,696,950)   1,891,045   $ 8,885,679
----------------------------------------------------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the single class Series were as follows:

                                                 Year Ended 10/31/97                      Year Ended 10/31/96
                                ------------------------------------   --------------------------------------
                                Pennsylvania     Michigan    Georgia   Pennsylvania     Michigan      Georgia
                                      Series       Series     Series         Series       Series       Series
--------------------------------------------------------------------   --------------------------------------
Sales of shares                    1,886,645      830,953    788,606      1,704,142    1,068,118    1,154,409

Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions              469,179      288,012     66,640        483,298      312,664       50,038

Total                              2,355,824    1,118,965    855,246      2,187,440    1,380,782    1,204,447
--------------------------------------------------------------------   --------------------------------------
Shares reacquired                 (2,498,345)  (1,465,934)  (318,591)    (2,347,568)  (1,637,715)    (142,263)
--------------------------------------------------------------------   --------------------------------------
Increase (decrease) in shares       (142,521)    (346,969)   536,655       (160,128)    (256,933)   1,062,184
-------------------------------------------------------------------------------------------------------------

As of October 31, 1997, paid in capital for each Series was as follows:
$148,051,228 for the Florida Series, $91,466,034 for the Pennsylvania Series, $52,249,540 for the Michigan Series and $13,243,254 for the Georgia Series.

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                           Purchases                 Sales
--------------------------------------------------------------------------------
Florida                                       $160,603,829          $181,304,432
--------------------------------------------------------------------------------
Pennsylvania                                    66,341,604            66,312,696
--------------------------------------------------------------------------------
Michigan                                        35,308,740            37,511,828
--------------------------------------------------------------------------------
Georgia                                         13,544,418            10,382,566
--------------------------------------------------------------------------------

As of October 31,1997, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                              Net Unrealized        Unrealized       Unrealized
Series                          Appreciation      Appreciation     Depreciation
--------------------------------------------------------------------------------
Florida                           $7,357,667        $7,706,541        $(348,874)
--------------------------------------------------------------------------------
Pennsylvania                       3,688,111         4,470,533         (782,422)
--------------------------------------------------------------------------------
Michigan                           1,629,145         1,962,562         (333,417)
--------------------------------------------------------------------------------
Georgia                              515,676           562,836          (47,160)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. Trustees' Remuneration

The Trustees of the Trust associated withLord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustee fees payable at October 31, 1997 were $27,955.

7. Acquisition

On July 12, 1996, the Florida Series acquired the net assets of LordAbbett Securities Trust-Florida Tax-Free Income Trust ("Florida Trust") pursuant to a plan of reorganization approved by the Florida Trust's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of 2,016,203 shares of newly issued Class C shares for 2,136,065 shares of the Florida Trust valued at $9,480,186 in the aggregate on July 12, 1996. The aggregate net assets of the Florida Series and the Florida Trust immediately before the acquisition were $156,381,441 and $9,480,186 (including $54,005 of net unrealized appreciation and $(1,371,030) of accumulated net realized losses), respectively.

Independent Auditors' Report

The Board of Trustees and Shareholders,
Lord Abbett Tax-Free Income Trust:

We have audited the accompanying statements of net assets of Lord Abbett Tax-Free Income Trust-Florida Series, Pennsylvania Series, Michigan Series and Georgia Series as of October 31, 1997, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Tax-Free Income Trust-Florida Series, Pennsylvania Series, Michigan Series and Georgia Series at October 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
New York, New York
December 2, 1997


Copyright (C) 1997 by Lord Abbett Tax-Free Income Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.


[Logo] Lord, Abbett & Co.
       Investment Management

A Tradition of Performance Through Disciplined Investing

------------------------------------------------------------------------
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203
o 800-426-1130

                                                                   LATFIT-2-1097
                                                                         (12/97)